PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$562	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	402	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,184	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,383)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	89 / (689)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2021	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12
Canada	5.9%	5.2%	10
Australia	6.6%	5.7%	10
Europe	4.6%	3.8%	10
Brazil	7.6%	7.0%	10
Core retail	7.0%	5.3%	10
LP investments and other
LP investments office	9.6%	7.1%	7
LP investments retail	8.6%	7.0%	10
Mixed-use	7.2%	5.1%	10
Multifamily[1]	4.7%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a
Manufactured housing[1]	4.6%	n/a	n/a
Directly held real estate properties[2]	7.9%	6.2%	9
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a
1.Multifamily, triple net lease, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.

Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Renewable Power	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$45,206	$32,167	$8,432	$14,204	$100,009
Additions	577	543	1,289	752	3,161
Acquisitions through business combinations	2,351	185	1,720	68	4,324
Dispositions and assets reclassified as held for sale	(1,339)	(3,279)	(6)	(74)	(4,698)
Depreciation expenses	(751)	(716)	(221)	(728)	(2,416)
Foreign currency translation and other	(773)	(638)	(75)	(808)	(2,294)
Total change	65	(3,905)	2,707	(790)	(1,923)
Balance, end of period[1]	$45,271	$28,262	$11,139	$13,414	$98,086
1.Our ROU PP&E assets include $3.7 billion (December 31, 2020 – $4.1 billion) in our Infrastructure segment, $831 million (December 31, 2020 – $856 million) in our Real Estate segment, $419 million (December 31, 2020 – $393 million) in our Renewable Power segment and $1.4 billion (December 31, 2020 – $1.3 billion) in our Private Equity and other segments, totaling $6.3 billion (December 31, 2020 – $6.7 billion) of ROU assets.